Stock-Based Compensation - Additional Information (Detail) CAD in Millions	12 Months Ended
	Dec. 31, 2014 CAD shares	Dec. 31, 2013 CAD shares	Dec. 31, 2012 CAD shares	Dec. 31, 2014 $ / shares	Jun. 26, 2012 CAD
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock-based compensation expense	CAD 110	CAD 92	CAD 64
Recognition of revised vesting terms in the stock-based compensation plans					CAD 8
Company's closing stock price | $ / shares				$ 223.75
Grant date Fair Value of options, issued	21	20	28
(Reduction) Increase in fair value of option			(2)
Total fair value of shares vested for stock option plan	CAD 15	5	34
Matching no. of DSU's that may be granted to key employees to meet share ownership target when acquiring Common Shares and DSU's acquired	25.00%
Deferred Share Units [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock-based compensation expense	CAD 28	32	23
Total unrecognized compensation related to share based compensation plans	CAD 3
Expected to be recognized over a weighted-average period	8 months 12 days
Other than options vesting period	48 months
Company granted DSUs | shares	58,460
Grant date fair value	CAD 9
Employee Share Purchase Plan [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock-based compensation expense	CAD 5	CAD 5	CAD 4
Period in which company's contribution are expensed	1 year
Employer contribution to employee share purchase plan	$1 for every $3 contributed by employees
The highest percentage of annual salary that an employee is permitted to utilize with respect to the plan	6.00%
Total number of shares purchased on behalf of participants | shares	176,906	271,934	445,951
Employer contributions	CAD 5	CAD 5	CAD 4
Regular and Performance Stock Options [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock-based compensation expense	18	17	24
Total unrecognized compensation related to share based compensation plans	CAD 16
Expected to be recognized over a weighted-average period	1 year 3 months 18 days
Performance Share Units [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock-based compensation expense	CAD 50	25
Total unrecognized compensation related to share based compensation plans	CAD 50
Expected to be recognized over a weighted-average period	1 year 4 months 24 days
Units Issued | shares	165,500
Grant date fair value	CAD 25
Other than options vesting period	3 years
Remaining Payout Amount			31
Stock-based compensation expense recovery			1
Restricted Share Unit [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock-based compensation expense	CAD 9	CAD 10	CAD 7
Total unrecognized compensation related to share based compensation plans	CAD 3
Units Issued | shares	16,325
Grant date fair value	CAD 3
Other than options vesting period	3 years
Restricted Share Unit [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Other than options vesting period	36 months
Restricted Share Unit [Member] | Maximum [Member] | Cash Settled Restricted Stock Units [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Expected to be recognized over a weighted-average period	2 years